TAXES ON INCOME (Schedule of Deferred Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term:
Allowance for doubtful accounts	$ 54	$ 37	$ 36
Provision for vacation and recreation pay	70	69	38
Total short-term deferred income taxes	124	106	74
Long-term:
R&D expenses	746	522	531
Convertible debenture	(1,251)
Non cash issuance costs	89
Share based compensation	693	276
Carry forward tax losses	7,631	6,000	2,582
Accrued severance pay, net	18	14	9
Total long-term deferred income taxes	7,926	6,812	3,122
Less-valuation allowance	(8,050)	(6,918)	(3,196)
Total deferred income tax